Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ (614)	$ (438)	$ (2,495)	$ (460)
Effective Portion Reclassified from AOCI	48	(706)	(52)	(762)
Ineffective Portion	0	(74)	0	(7)
Interest expense
Derivative [Line Items]
Effective Portion Recognized in AOCI	(614)	(438)	(2,495)	(460)
Effective Portion Reclassified from AOCI	48	(706)	(52)	(762)
Ineffective Portion	$ 0	$ (74)	$ 0	$ (7)